Expense Example, No Redemption {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-11 - Fidelity Real Estate Income Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Real Estate Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 499
3 Years	709
5 Years	936
10 Years	1,587
Fidelity Advisor Real Estate Income Fund: Class M
Expense Example, No Redemption:
1 Year	501
3 Years	715
5 Years	946
10 Years	1,609
Fidelity Advisor Real Estate Income Fund: Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	2,073
Fidelity Advisor Real Estate Income Fund: Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Real Estate Income Fund: Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774